Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ (172,063)	₩ 248,516
Recognized profit or loss from the financial instruments held as of December 31	68,537	434,799
Gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	544,849	179,658
Recognized profit or loss from the financial instruments held as of December 31	23,912	(14,586)
Gain (loss) on financial assets designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(826,594)	10,090
Recognized profit or loss from the financial instruments held as of December 31	(66,113)	392,096
Gain (loss) on securities at fair value through other comprehensive income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	1,461	2,575
Recognized profit or loss from the financial instruments held as of December 31	1,191	0
Provision for credit loss allowance
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss		17
Recognized profit or loss from the financial instruments held as of December 31		(28)
Other operating income (expenses)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	108,221	56,176
Recognized profit or loss from the financial instruments held as of December 31	₩ 109,547	₩ 57,317